Leases - Movements in lease liabilities (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Leases
Beginning balance	£ 8,471	£ 8,690	£ 8,641
Cash flows	(1,806)	(578)	(311)
Additions	792		81
Disposals	(4,320)
Accretion expense	248	359	279
Ending balance	£ 3,385	£ 8,471	£ 8,690